INCOME TAX CHARGE - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 1,067	$ 54	$ 1,993	$ 516
Deferred tax benefit (charge)	(424)	76	(250)	(17)
Income tax expense (benefit)	$ 643	$ 130	$ 1,743	$ 499